CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 7,932,737	$ 21,134,930
Trade and other receivables	2,070,055	990,988
Prepaid expenses and deposits	430,381	444,099
Inventory	942,939
Biological assets	0	0
Total current assets	11,376,112	22,570,017
Non-current assets
Other investments	11,780,864	18,064,541
Right-of-use asset, net	127,410	0
Property, plant and equipment, net	11,804,145	12,141,676
Intangible assets, net	22,358,932	0
Total assets	57,447,463	52,776,234
Current liabilities
Trade and other payables	4,467,826	1,743,806
Lease obligations	56,207
Derivative liability	2,646,269
Notes payable	1,908,412
Total current liabilities	9,078,714	1,743,806
Non-current liabilities
Lease obligations	146,662
Total liabilities	9,225,376	1,743,806
SHAREHOLDERS' EQUITY
Share capital	98,016,649	68,117,802
Warrant reserve	5,745,034	4,442,145
Contributed surplus	23,091,099	4,977,300
Foreign exchange translation reserve	(112,690)
Accumulated deficit	(78,518,005)	(26,504,819)
Total equity	48,222,087	51,032,428
Equity and liabilities	57,447,463	52,776,234
Class A shares
SHAREHOLDERS' EQUITY
Share capital	201,500	201,500
Total equity	201,500	201,500
Class B shares
SHAREHOLDERS' EQUITY
Share capital	97,815,149	67,916,302
Total equity	$ 97,815,149	$ 67,916,302